Operating Lease Commitments	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Operating Lease Commitments

Note 14. Operating Lease Commitments

The Company leases various manufacturing facilities, office and warehouse spaces, equipment and vehicles under operating lease arrangements, expiring in various years through 2017.

Future minimum lease payments of operating lease arrangements at December 31, 2012, are approximately as follows:

2013	$739
2014	62
2015	47
2016	24
2017	9
Thereafter	—

$881

Rent expense under operating lease arrangements was approximately $984, $1,057 and $847 for 2012, 2011 and 2010, respectively.